Investments in Associates - Summary of Balance Sheet (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Assets	R$ (13,033,936)	R$ (8,769,009)
Liabilities	9,022,320	6,629,067
Non-current
Assets	(42,590,575)	(41,700,841)
Liabilities	29,542,778	27,831,034
Total shareholders' equity	17,059,413	16,009,749	R$ 16,189,250	R$ 13,410,386
Cosan S.A. [member]
Current
Assets	2,439,746	1,886,852
Liabilities	(1,074,408)	(472,635)
Net current assets (liabilities)	1,365,338	1,414,217
Non-current
Assets	14,154,927	14,158,798
Liabilities	(6,073,595)	(6,607,409)
Net non-current assets	8,081,332	7,551,389
Total shareholders' equity	9,446,670	8,965,606
Cosan Logistica S.A. [member]
Current
Assets	7,112	7,278
Liabilities	(3,625)	(2,176)
Net current assets (liabilities)	3,487	5,102
Non-current
Assets	2,207,520	1,535,123
Net non-current assets	2,207,520	1,535,123
Total shareholders' equity	2,211,007	1,540,225
Companhia de Gas de Sao Paulo - COMGAS [member]
Current
Assets	3,292,492	3,003,846
Liabilities	(3,126,675)	(1,980,304)
Net current assets (liabilities)	165,817	1,023,542
Non-current
Assets	9,104,142	9,311,327
Liabilities	(4,730,870)	(5,141,649)
Net non-current assets	4,373,272	4,169,678
Total shareholders' equity	4,539,089	5,193,220
Rumo S.A. [member]
Current
Assets	581,296	324,390
Liabilities	(585,226)	(1,086,631)
Net current assets (liabilities)	(3,930)	(762,241)
Non-current
Assets	10,239,474	9,421,556
Liabilities	(2,484,084)	(3,254,620)
Net non-current assets	7,755,390	6,166,936
Total shareholders' equity	R$ 7,751,460	R$ 5,404,695